Debt - Outstanding Debt (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Jul. 01, 2025
Debt Instrument [Line Items]
Contractual Weighted Avg Interest Rate		2.61%
Excluding Impact | Variable Rate Debt
Debt Instrument [Line Items]
Balance Outstanding (in thousands)	$ 2,784,800,000,000
Contractual Weighted Avg Interest Rate	5.14%
Weighted Avg Remaining Term	4 years 2 months 12 days
Excluding Impact | Fixed Rate Debt
Debt Instrument [Line Items]
Balance Outstanding (in thousands)	$ 3,823,819,000,000
Contractual Weighted Avg Interest Rate	3.34%
Weighted Avg Remaining Term	3 years 9 months 18 days
Including Impact
Debt Instrument [Line Items]
Balance Outstanding (in thousands)	$ 6,608,619,000,000
Contractual Weighted Avg Interest Rate	3.72%
Including Impact | Fixed Rate Debt
Debt Instrument [Line Items]
Balance Outstanding (in thousands)	$ 3,823,819,000,000
Contractual Weighted Avg Interest Rate	3.34%
Designated as Hedging Instrument | Including Impact | Fixed and Hedged Debt
Debt Instrument [Line Items]
Balance Outstanding (in thousands)	$ 5,589,319,000,000
Contractual Weighted Avg Interest Rate	3.47%
Designated as Hedging Instrument | Including Impact | Hedged Variable Rate Debt
Debt Instrument [Line Items]
Balance Outstanding (in thousands)	$ 1,765,500,000,000
Contractual Weighted Avg Interest Rate	3.74%
Not Designated as Hedging Instrument | Including Impact | Unhedged Debt
Debt Instrument [Line Items]
Balance Outstanding (in thousands)	$ 1,019,300,000,000
Contractual Weighted Avg Interest Rate	5.14%